T. ROWE PRICE International Value Equity Fund
January 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA
0.4%
Common Stocks 0.4%
Tenaris , ADR (USD) (1) 3,239,300 50,080
Total Argentina (Cost
$39,551
)
50,080
AUSTRALIA
5.0%
Common Stocks 5.0%
BHP Group 7,009,957 233,775
Downer EDI 19,176,620 75,077
Incitec Pivot (2) 30,243,355 60,604
Scentre Group 22,343,153 46,287
South32 52,027,911 100,344
Treasury Wine Estates 7,309,109 55,920
Worley 4,561,146 39,526
Total Australia (Cost
$531,899
)
611,533
AUSTRIA
1.5%
Common Stocks 1.5%
BAWAG Group (2) 2,191,652 95,288
Erste Group Bank (2) 2,866,805 87,550
Total Austria (Cost
$161,554
)
182,838
BELGIUM
0.7%
Common Stocks 0.7%
KBC Group (2) 1,316,703 91,820
Total Belgium (Cost
$94,898
)
91,820
BRAZIL
0.4%
Common Stocks 0.4%
EDP 12,971,334 45,779
Total Brazil (Cost
$42,342
)
45,779
CANADA
3.8%
Common Stocks 3.8%
Franco-Nevada 488,195 58,156

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Magna International (USD) 1,461,250 102,653
Manulife Financial 3,020,200 54,582
National Bank of Canada 1,444,600 81,191
Sun Life Financial 2,089,400 96,566
TC Energy 1,526,800 65,442
Total Canada (Cost
$351,680
)
458,590
CHILE
0.3%
Common Stocks 0.3%
Antofagasta (GBP) 1,750,693 34,143
Total Chile (Cost
$17,322
)
34,143
CHINA
2.5%
Common Stocks 2.0%
Fosun International (HKD) (1) 40,504,000 61,483
Guangzhou Automobile Group, H Shares (HKD) 27,300,000 24,778
JOYY, ADR (USD) (1) 287,806 26,490
PICC Property & Casualty, H Shares (HKD) 92,812,000 67,419
Sinopharm Group, H Shares (HKD) 9,918,400 24,307
Tsingtao Brewery, H Shares (HKD) 3,926,000 37,861
242,338
Common Stocks - China A Shares 0.5%
Gree Electric Appliances of Zhuhai, A Shares (CNH) 6,685,210 57,962
57,962
Total China (Cost
$330,973
)
300,300
FINLAND
1.0%
Common Stocks 1.0%
Sampo , A Shares 2,926,113 123,018
Total Finland (Cost
$105,666
)
123,018
FRANCE
10.3%
Common Stocks 10.3%
Airbus (2) 1,232,845 123,972
AXA 7,860,598 174,147
BNP Paribas (2) 3,574,559 171,420
Dassault Aviation (2) 48,116 50,167

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Electricite de France (2) 5,819,837 72,367
Engie (2) 6,506,228 100,972
Eutelsat Communications 3,543,938 42,204
Orange 4,150,033 48,707
Sanofi 1,353,156 127,262
Thales 929,899 83,437
TOTAL 4,899,656 206,513
Valeo 1,346,641 50,132
Total France (Cost
$1,366,661
)
1,251,300
GERMANY
7.0%
Common Stocks 6.2%
BASF 939,745 72,629
Bayer 1,892,918 114,565
Covestro 1,285,253 87,310
Daimler 1,552,082 109,009
GEA Group 1,873,329 64,727
HeidelbergCement 770,555 56,959
Munich Re 215,337 57,098
Siemens 996,897 154,460
Telefonica Deutschland Holding 13,636,791 37,371
754,128
Preferred Stocks 0.8%
Volkswagen (3) 548,468 103,688
103,688
Total Germany (Cost
$839,903
)
857,816
HONG KONG
2.0%
Common Stocks 2.0%
AIA Group 8,994,600 108,446
CK Hutchison Holdings 9,794,000 67,588
Galaxy Entertainment Group 4,264,000 32,171
Hongkong Land Holdings (USD) 8,787,603 40,514
Total Hong Kong (Cost
$192,168
)
248,719

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
HUNGARY
0.3%
Common Stocks 0.3%
OTP Bank (2) 837,280 38,176
Total Hungary (Cost
$35,563
)
38,176
INDIA
1.7%
Common Stocks 1.7%
ICICI Bank, ADR (USD) (1)(2) 4,051,813 61,182
Indus Towers 13,294,469 42,144
Petronet LNG 9,392,148 30,553
Shriram Transport Finance 4,338,017 76,559
Total India (Cost
$150,073
)
210,438
ITALY
2.2%
Common Stocks 2.2%
CNH Industrial (2) 6,799,627 86,644
Leonardo (1) 7,264,750 50,335
Prysmian 2,144,930 69,097
Stellantis (1)(2) 4,201,434 63,804
Total Italy (Cost
$240,598
)
269,880
JAPAN
21.3%
Common Stocks 21.3%
Asahi Group Holdings 1,887,100 76,187
Asics (1) 2,919,900 51,394
Astellas Pharma 8,465,600 137,414
Benesse Holdings 1,476,500 28,501
Bridgestone 1,614,900 60,167
Denso 935,700 52,011
DIC 2,061,000 50,460
Ezaki Glico 1,358,000 59,668
Fujitsu 985,700 150,418
Hitachi 3,300,100 135,949
Hitachi Metals 4,470,300 71,322
Japan Tobacco 3,468,200 68,893
JGC Holdings 3,536,300 40,066
Kirin Holdings 2,753,600 59,186
Matsumotokiyoshi Holdings 1,647,600 65,344
Mitsubishi Electric 7,158,200 109,197

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Mitsubishi Estate 4,270,500 67,559
Mitsubishi UFJ Financial Group 23,853,900 107,719
Mitsui Fudosan 3,759,500 76,309
Mitsui Mining & Smelting 779,500 27,147
Nippon Shokubai 892,200 49,971
Nippon Telegraph & Telephone 7,053,300 176,289
ORIX 5,857,400 93,987
Otsuka Holdings 2,411,300 102,966
Persol Holdings 3,088,900 57,934
Sompo Holdings 2,176,100 86,897
Stanley Electric 2,166,900 67,786
Sumitomo 6,113,800 81,158
Takeda Pharmaceutical 3,392,800 119,324
Tokyo Electron 306,200 116,433
Toyota Motor 2,083,500 146,128
Total Japan (Cost
$2,336,656
)
2,593,784
NETHERLANDS
5.4%
Common Stocks 5.4%
ABN AMRO Bank, CVA (2) 4,864,222 50,802
Akzo Nobel 767,628 78,144
ASML Holding 316,056 168,728
ING Groep (2) 19,750,542 175,609
Koninklijke DSM 488,465 85,390
Koninklijke Philips (2) 1,860,721 101,427
Total Netherlands (Cost
$542,928
)
660,100
PORTUGAL
0.7%
Common Stocks 0.7%
Banco Comercial Portugues , Class R (2) 158,033,576 21,893
Galp Energia 5,936,203 59,582
Total Portugal (Cost
$133,615
)
81,475
RUSSIA
0.5%
Common Stocks 0.5%
Sberbank of Russia, ADR (USD) 4,079,012 55,809
Total Russia (Cost
$47,397
)
55,809

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
SINGAPORE
0.9%
Common Stocks 0.9%
United Overseas Bank 6,062,036 106,509
Total Singapore (Cost
$96,402
)
106,509
SOUTH KOREA
3.2%
Common Stocks 3.2%
KT (2) 493,625 10,535
KT, ADR (USD) (2) 4,044,224 42,545
POSCO 202,810 44,518
Samsung Electronics 3,956,550 289,252
Total South Korea (Cost
$225,231
)
386,850
SPAIN
1.5%
Common Stocks 1.5%
Iberdrola 11,219,436 151,902
Indra Sistemas (2) 3,039,355 26,762
Total Spain (Cost
$110,114
)
178,664
SWEDEN
1.3%
Common Stocks 1.3%
Lundin Energy 2,482,492 67,432
Swedbank , A Shares (2) 4,903,857 92,270
Total Sweden (Cost
$144,881
)
159,702
SWITZERLAND
6.1%
Common Stocks 6.1%
Novartis 2,457,672 222,530
Roche Holding 779,679 269,077
UBS Group 7,211,607 103,947
Zurich Insurance Group 367,042 146,760
Total Switzerland (Cost
$560,644
)
742,314

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
TAIWAN
1.3%
Common Stocks 1.3%
Taiwan Semiconductor Manufacturing 7,578,000 160,149
Total Taiwan (Cost
$29,664
)
160,149
UNITED KINGDOM
15.1%
Common Stocks 15.1%
Amcor, CDI (AUD) 6,459,359 70,495
ASOS (2) 1,428,703 87,294
AstraZeneca, ADR (USD) (1) 3,830,100 193,803
Aviva 8,715,521 39,866
boohoo Group (1)(2) 8,024,311 37,096
BP, ADR (USD) 3,645,962 81,013
British American Tobacco 2,027,604 73,679
BT Group (2) 37,155,382 63,709
GlaxoSmithKline, ADR (USD) 4,471,442 166,561
Great Portland Estates 6,206,211 55,281
HSBC Holdings (2) 9,839,093 51,484
Imperial Brands 3,498,185 70,214
Informa (2) 6,189,880 42,118
Investec 7,406,114 19,170
Lloyds Banking Group (2) 195,501,686 87,728
Meggitt (2) 9,778,948 52,881
Mondi 1,391,588 32,772
Next (2) 929,732 98,155
Playtech (2) 6,353,439 40,330
Rolls-Royce Holdings (2) 59,149,534 73,818
Royal Dutch Shell, B Shares 6,322,844 110,198
Smiths Group 3,824,604 73,869
Vodafone Group 64,109,198 109,482
Weir Group (2) 422,987 10,928
WPP 8,661,887 90,513
Total United Kingdom (Cost
$2,135,653
)
1,832,457
UNITED STATES
1.2%
Common Stocks 1.2%
NXP Semiconductors 923,349 148,170
Total United States (Cost
$71,777
)
148,170

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.1%
Money Market Funds 2.1%
T. Rowe Price Government Reserve Fund, 0.07% (4)(5) 249,959,216 249,959
Total Short-Term Investments (Cost $249,959) 249,959
SECURITIES LENDING COLLATERAL 1.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.5%
Short-Term Funds 1.5%
T. Rowe Price Short-Term Fund, 0.13% (4)(5) 18,482,781 184,828
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 184,828
Total Securities Lending Collateral (Cost $184,828) 184,828
Total Investments in Securities 101.2%
(Cost $11,370,600) $ 12,315,200
Other Assets Less Liabilities (1.2)% (146,320)
Net Assets 100.0% $ 12,168,880
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at January 31, 2021.
(2) Non-income producing
(3) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
CNH Offshore China Renminbi
CVA Dutch Certificate (Certificaten Van Aandelen)
GBP British Pound
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE International Value Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.07% $ — $ — $ 20
T. Rowe Price Short-Term Fund, 0.13% — — —++
Totals $ —# $ — $ 20+
`0.00 `0.00 `0.00
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
01/31/21
T. Rowe Price Government
Reserve Fund, 0.07% $ 46,837  ¤  ¤ $ 249,959
T. Rowe Price Short-Term Fund,
0.13% 41,215  ¤  ¤ 184,828
Total $ 434,787^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $20 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $434,787.

T. ROWE PRICE International Value Equity Fund
Unaudited
Notes to the Portfolio of Investments

T. Rowe Price International Value Equity Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value  The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services, and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE International Value Equity Fund

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE International Value Equity Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE International Value Equity Fund

Valuation Inputs  The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F127-054Q1 01/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 872,497 $ 10,904,228 $ — $ 11,776,725
Preferred Stocks — 103,688 — 103,688
Short-Term Investments 249,959 — — 249,959
Securities Lending Collateral 184,828 — — 184,828
Total $ 1,307,284 $ 11,007,916 $ — $ 12,315,200